Income Taxes - Income Tax Expenses (Recoveries) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recognized in other comprehensive income
Current income tax expenses (recoveries)	$ 174	$ 320
Deferred income tax expenses (recoveries)	885	(326)
Total recognized in other comprehensive income	1,059	(6)
Recognized in equity, other than other comprehensive income
Current income tax expenses (recoveries)	4	5
Deferred income tax expenses (recoveries)	(5)	(4)
Total income tax recognized directly in equity	$ (1)	$ 1